Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Schedule of Major Subsidiaries Consolidated Vies and Vies Subsidiaries

As of December 31, 2022, the Company’s consolidated subsidiaries, the VIEs and subsidiaries of the VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
Lizhi Inc. (“Lizhi BVI”)	British Virgin Islands, Y2010	100	Investment holding
Lizhi Holding Limited (“Lizhi HK”)	Hong Kong, China Y2010	100	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd. (“Hongyi Technology”)	Beijing, China Y2011	100	Technical support and consulting services, advertising service
Tiya Inc. (“Tiya Cayman”)	Cayman Islands, Y2019	100	Investment holding
VOCAL BEATS Inc. (“Vocal Beats”)	British Virgin Islands, Y2019	100	Investment holding
TIYA INC. (“Tiya BVI”)	British Virgin Islands, Y2019	100	Investment holding
Tiya Holding Limited (“Tiya HK”)	Hong Kong, China Y2019	100	Investment holding
TIYA PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
NASHOR PTE. LTD.	Singapore Y2019	100	Audio entertainment business and others
Guangzhou Tiya Information Technology Co., Ltd. (“Guangzhou Tiya”)	Guangzhou, China Y2019	100	Technical support and consulting services
Tiya Inc. (“Tiya USA”)	USA Y2020	100	Audio entertainment business and others
Guangzhou QingYin Information Technology Co., Ltd. (“Guangzhou QingYin”)	Guangzhou, China Y2022	100	Technical support and consulting services
Guangzhou Yuyin Information Technology Co., Ltd.	Guangzhou, China Y2022	100	Technical support and consulting services
Guangzhou Yuechuang Information Technology Co., Ltd.	Guangzhou, China Y2022	100	Technical support and consulting services

1.	Organization and Principal Activities (Continued)

	Place and
	year of	Percentage of
	incorporation/	direct or indirect
Major VIEs	acquisition	economic ownership	Principal activities
Guangzhou Lizhi Network Technology Co., Ltd. (“Guangzhou Lizhi”)	Guangzhou, China Y2007	100	Audio entertainment and podcast business
Guangzhou Huanliao Network Technology Co., Ltd. (“Guangzhou Huanliao”)	Guangzhou, China Y2016	100	Audio entertainment business and others

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
Changsha Limang Interaction Entertainment Co., Ltd.	Changsha, China Y2015	100	Audio entertainment business and others
Huai’an Lizhi Network Technology Co., Ltd.	Huai’an, China Y2015	100	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd.	Wuhan, China Y2017	100	Audio entertainment business and others
Wuhan Yuyinliaorao Network Technology Co., Ltd.	Wuhan, China Y2019	100	Audio entertainment business and others
Wuhan Zhiyin Network Technology Co., Ltd.	Wuhan, China Y2019	100	Audio entertainment business and others

Schedule of Variable Interest Entities

The following combined financial information of the VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	191,549	302,103
Restricted cash	3,023	—
Accounts receivable, net	1	902
Prepayments and other current assets	20,245	21,365
Amount due from the subsidiaries of the Group	197	781
Total current assets	215,015	325,151
Non-current assets:
Property, equipment and leasehold improvement, net	28,580	18,390
Intangible assets, net	2,245	1,104
Right-of-use assets, net	9,653	7,087
Other non-current assets	799	—
Total non-current assets	41,277	26,581
TOTAL ASSETS	256,292	351,732
Current liabilities:
Accounts payable	70,639	50,735
Deferred revenue	19,118	27,718
Salary and welfare payable	116,204	120,563
Taxes payable	4,940	4,112
Short-term loans	68,999	66,800
Lease liabilities due within one year	5,767	7,021
Accrued expenses and other current liabilities	42,803	42,770
Amount due to the subsidiaries of the Group	377,331	379,306
Total current liabilities	705,801	699,025
Non-current liabilities:
Lease liabilities	4,132	160
Total non-current liabilities	4,132	160
TOTAL LIABILITIES	709,933	699,185

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	1,456,190	1,975,758	2,155,620
Net (loss)/income	(84,441)	(81,551)	106,188

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	17,425	(17,723)	147,067
Net cash (used in)/generated from investing activities	(94,559)	52,323	(5,576)
Net cash generated from/(used in) financing activities	187,752	7,298	(33,960)
Net increase in cash, cash equivalents and restricted cash	110,618	41,898	107,531